SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) customer	Jun. 30, 2025 USD ($) customer	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party transactions | $	$ 11,297	$ 17,854
Number of customer | customer	0	0
Revenue Benchmark | Customer Concentration Risk | Geely Group
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk (as a percent)	99.66%		96.20%	78.67%
Accounts receivable | Credit concentration | Geely Group
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk (as a percent)	65.90%		72.70%
Purchases | Supplier concentration | Geely Group
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk (as a percent)	82.80%	48.80%
Accounts Payable | Supplier concentration | Geely Group
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk (as a percent)	76.70%		67.50%